UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson-Herman Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890


13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Galvin
Title:  CFO
Phone:  (203) 254-0091


Signature, Place and Date of Signing:

/s/ Thomas S. Galvin              Southport, CT              February 17, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   96

Form 13F Information Table Value Total:  $1,351,636
                                         (thousands)



List of Other Included Managers:

No.     Form 13F File Number    Name

1.      028-13186               Southport Millennium Fund, L.P.
2.      028-13187               Southport Millennium Fund II, L.P.
3.      028-13188               Southport Millennium Master Fund, Ltd.
4.      028-13189               Southport Millennium Twenty Fund, L.P.
5.      028-13190               Southport Management Limited Partnership


                                                                 FORM 13F INFORMATION TABLE
                                                                       December 31, 2008

COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6        COL 7       COLUMN 8

                              TITLE                        VALUE    SHRS OR SH/ PUT/ INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000) PRN AMT PRN CALL DISCRETION      MGRS      SOLE     SHARED  NONE
--------------                --------          -----      -------- ------- --- ---- ----------      ----      ----     ------  ----
ABB LTD                       SPONSORED ADR     000375204   34790   2317820 SH       SHARED DEFINED  1,2,3,4,5          2317820
ACE LIMITED                   SHS               H0023R105   33657    636000 SH       SHARED DEFINED  1,2,3,5             636000
ACTIVE POWER INC              COM               00504W100     578   1805000 SH       SHARED DEFINED  1,2,3,5            1805000
ADVENT SOFTWARE INC           COM               007974108    3854    193000 SH       SHARED DEFINED  5                   193000
AETNA INC NEW                 COM               00817Y108     881     30900 SH       SOLE            NONE       30900
ALLIED WRLD ASSUR COM HLDG L  SHS               G0219G203    5928    146000 SH       SHARED DEFINED  1,2,3               146000
ALCATEL-LUCENT                SPONSORED ADR     013904305      24     11322 SH       SHARED DEFINED  5                    11322
AMERICAN TOWER CORP           CL A              029912201    3008    102600 SH       SOLE            NONE      102600
AMR CORP                      COM               001765106   23300   2183700 SH       SHARED DEFINED  1,2,3,4            2183700
ANADARKO PETE CORP            COM               032511107    5964    154700 SH       SHARED DEFINED  5                   154700
ARCH CAP GROUP LTD            ORD               G0450A105    2005     28600 SH       SHARED DEFINED  1,2,3                28600
ARCH COAL INC                 COM               039380100   22731   1395400 SH       SHARED DEFINED  3,4,5              1395400
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    8682    358000 SH       SHARED DEFINED  1,2,3               358000
BAXTER INTL  INC              COM               071813109   23735    442900 SH       SHARED DEFINED  1,2,3,5             442900
BARRETT BILL CORP             COM               06846N104     507     24000 SH       SHARED DEFINED  5                    24000
BIOMARIN PHARMACEUTICAL INC   COM               09061G101     260     14600 SH       SHARED DEFINED  5                    14600
BRISTOL MYERS SQUIBB CO       COM               110122108    8456    363700 SH       SOLE            NONE      363700
CABOT OIL & GAS CORP          COM               127097103    7467    287200 SH       SHARED DEFINED  1,2,3,4             287200
CIT GROUP INC                 COM               125581108    7204   1586800 SH       SHARED DEFINED  1,2,3,5            1586800
CLINICAL DATA INC NEW         COM               18725U109     386     43350 SH       SOLE            NONE       43350
CONCHO RES INC                COM               20605P101     436     19100 SH       SHARED DEFINED  1                    19100
CONTINENTAL AIRLS INC         CL B              210795308   24820   1374300 SH       SHARED DEFINED  1,2,3,4            1374300
COVENTRY HEALTH CARE INC      COM               222862104     603     40500 SH       SHARED DEFINED  5                    40500
CREE INC                      COM               225447101    6205    391000 SH       SHARED DEFINED  1,2,3,4             391000
CROWN CASTLE INTL CORP        COM               228227104   12284    698733 SH       SHARED DEFINED  5                   698733
DELTA AIRLINES INC DEL        COM NEW           247361702   21808   1903000 SH       SHARED DEFINED  1,2,3,4,5          1903000
DEVON ENERGY CORP NEW         COM               25179M103   34542    525670 SH       SHARED DEFINED  1,2,3,5             525670
DIANA SHIPPING INC            COM               Y2066G104   21346   1672900 SH       SHARED DEFINED  2,3,5              1672900
DOLBY LABORATORIES INC        COM               25659T107   41649   1271350 SH       SHARED DEFINED  1,2,3,5            1271350
EDGAR ONLINE INC              COM               279765101    3294   2635020 SH       SHARED DEFINED  5                  2635020
ENDURANCE SPECIALTY HLDGS LT  SHS               G30397106    4888    160100 SH       SHARED DEFINED  1,2,3               160100
EXPRESS SCRIPTS INC           COM               302182100     236      4300 SH       SHARED DEFINED  5                     4300
FREDS INC                     CL A              356108100     538     50000 SH       SHARED DEFINED  5                    50000
GENCO SHIPPING & TRADING LTD  SHS               Y2685T107     983     66400 SH       SHARED DEFINED  1                    66400
GOOGLE INC                    CL A              38259P508   32642    106100 SH       SHARED DEFINED  1,2,3,4             106100
GP STRATEGIES CORP            COM               36225V104     329     73000 SH       SOLE            NONE       73000
GRAFTECH INTL LTD             COM               384313102     332     39900 SH       SHARED DEFINED  5                    39900
HONEYWELL INTL INC            COM               438516106     328     10000 SH       SOLE            NONE       10000
HUDSON CITY BANCORP           COM               443683107   15484    970200 SH       SHARED DEFINED  1,2,3,5             970200
INTEL CORP                    COM               458140100    3630    247600 SH       SHARED DEFINED  5                   247600
INTERFACE INC                 CL A              458665106     261     56200 SH       SOLE            NONE       56200
INVERNESS MED INNOVATIONS IN  COM               46126P106   27206   1438700 SH       SHARED DEFINED  1,2,3,5            1438700
ISHARES TR                    RUSSELL 2000      464287655   36930    750000 SH  PUT  SHARED DEFINED  1,2,3               750000
JPMORGAN & CHASE & CO         COM               46625H100   49882   1582050 SH       SHARED DEFINED  1,2,3,4,5          1582050
JAMES RIVER COAL CO           COM NEW           470355207   15768   1028600 SH       SHARED DEFINED  1,2,3,4            1028600
LIBERTY GLOBAL INC            COM SER A         530555101    2649    166400 SH       SOLE            NONE      166400
LINDSAY CORP                  COM               535555106     477     15000 SH       SOLE            NONE       15000
LUMINEX CORP DEL              COM               55027E102     344     16100 SH       SHARED DEFINED  5                    16100
MANITOWOC INC                 COM               563571108    5447    629000 SH       SHARED DEFINED  1,2,3,4             629000
MERRILL LYNCH & CO INC        COM               590188108   10597    910400 SH       SHARED DEFINED  1,2,3               910400
MICROSOFT CORP                COM               594918104    2939    151200 SH       SHARED DEFINED  5                   151200
MONSANTO CO NEW               COM               61166W101   51408    730750 SH       SHARED DEFINED  1,2,3,4,5           730750
MONTPELIER RE HOLDINGS LTD    SHS               G62185106    6859    408500 SH       SHARED DEFINED  1,2,3               408500
NAVISTAR INTL CORP            COM               63934E108   19203    898190 SH       SHARED DEFINED  2,3,4               898190
NOBLE CORPORATION             SHS               G65422100   37535   1699200 SH       SHARED DEFINED  2,3,4,5            1699200
ORACLE CORP                   COM               68389X105    9303    524700 SH       SHARED DEFINED  5                   524700
O REILLY AUTOMOTIVE INC       COM               686091109     559     18200 SH       SHARED DEFINED  5                    18200
ORION MARINE GROUP INC        COM               68628V308    4986    516200 SH       SHARED DEFINED  1,2,3,5             516200
PARTNERRE LTD                 COM               G6852T105   11417    160190 SH       SHARED DEFINED  1,2,3,5             160190
PEABODY ENERGY CORP           COM               704549104    6962    306000 SH       SHARED DEFINED  1,2                 306000
PIONEER NAT RES CO            COM               723787107    6878    425100 SH       SHARED DEFINED  2,3                 425100
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100    4957    137400 SH       SHARED DEFINED  1,2,3               137400
PMC-SIERRA INC                COM               69344F106     130     26800 SH       SOLE            NONE       26800
PNC FINL SVCS GROUP INC       COM               693475105   29954    611300 SH       SHARED DEFINED  1,2,3,4,5           611300
POTASH CORP SASK INC          COM               73755L107   31765    433824 SH       SHARED DEFINED  1,2,3,4,5           433824
POWELL INDS INC               COM               739128106     665     22900 SH       SOLE            NONE       22900
PROSHARES TR                  PSHS ULTRUSS 2000 74347R842    1161     58300 SH       SHARED DEFINED  1                    58300
QUALCOMM INC                  COM               747525103   57525   1605500 SH       SHARED DEFINED  1,2,3,4,5          1605500
QUANTA SVCS INC               COM               74762E102   20859   1053500 SH       SHARED DEFINED  1,2,3,4,5          1053500
RENAISSANCERE HOLDINGS LTD    COM               G7496G103   14331    277950 SH       SHARED DEFINED  1,2,3,5             277950
RESEARCH IN MOTION LTD        COM               760975102    2366     58300 SH       SHARED DEFINED  5                    58300
RUSH ENTERPRISES CLASSA       CL A              781846209      96     11250 SH       SOLE            NONE       11250
RUSH ENTERPRISES CLASS B      CL B              781846308      90     10950 SH       SOLE            NONE       10950
RYANAIR HLDGS PLC             SPONSORED ADR     783513104    5932    204000 SH       SHARED DEFINED  5                   204000
SBA COMMUICATIONS CORP        COM               78388J106    1493     91500 SH       SHARED DEFINED  5                    91500
SCHLUMBERGER LTD              COM               806857108    1359     32100 SH       SOLE            NONE       32100
SMURFIT-STONE CONTAINER CORP  COM               832727101     486   1906900 SH       SHARED DEFINED  2,3                1906900
SONOCO PRODS CO               COM               835495102    2478    107000 SH       SHARED DEFINED  5                   107000
SOUTHWESTERN ENERGY CO        COM               845467109   33967   1172500 SH       SHARED DEFINED  1,2,3,5            1172500
SPDR TR                       UNIT SER 1        78462F103  135360   1500000 SH  PUT  SHARED DEFINED  1,2,3              1500000
STATE STR CORP                COM               857477103   35421    900600 SH       SHARED DEFINED  1,2,3               900600
TERRA INDS INC                COM               880915103    7746    464660 SH       SHARED DEFINED  1,2,3,4,5           464660
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209    4555    107000 SH       SHARED DEFINED  5                   107000
TITAN INTL INC ILL            COM               88830M102   15823   1917940 SH       SHARED DEFINED  1,2,3,4,5          1917940
TJX COS INC NEW               COM               872540109   36999   1798700 SH       SHARED DEFINED  1,2,3,5            1798700
TRANSOCEAN INC NEW            SHS               G90073100   14577    308500 SH       SHARED DEFINED  1,2,3,5             308500
TUPPERWARE BRANDS CORP        COM               899896104     627     27600 SH       SHARED DEFINED  5                    27600
UNITEDHEALTHCARE GROUP INC    COM               91324P102   32258   1212700 SH       SHARED DEFINED  1,2,3,5            1212700
UNITED STATES NATL GAS FUND   UNIT              912318102     927     40000 SH       SHARED DEFINED  1                    40000
UNITED THERAPEUTICS CORP DEL  COM               91307C102     206      3300 SH       SHARED DEFINED  5                     3300
URBAN OUTFITTERS INC          COM               917047102   17735   1183900 SH       SHARED DEFINED  1,2,3,4,5          1183900
VALMONT INDS INC              COM               920253101   24544    400000 SH       SHARED DEFINED  1,2,3               400000
WELLS FARGO & CO NEW          COM               949746101   51670   1752700 SH       SHARED DEFINED  1,2,3,4,5          1752700
WILLBROS GROUP INC            COM               969199108   11041   1303500 SH       SHARED DEFINED  1,2,3,4            1303500
XTO ENERGY INC                COM               98385X106   24664    699300 SH       SHARED DEFINED  1,2,3               699300
ZIMMER HLDGS INC              COM               98956P102     465     11500 SH       SOLE            NONE       11500


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